                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Oakmont Corporation
                 -------------------------------
   Address:      865 S. Figueroa St.
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kashif Sheikh
         -------------------------------
Title:    CFO
         -------------------------------
Phone:    (213) 891-6339
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Kashif Sheikh                   Los Angeles, CA
-------------------------------    -----------------   -------------
Kashif Sheikh                       [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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                                  OAKMONT CORP.
                                    Form 13F
                                  Oakmont Corp.
                                    30-Jun-01

                                                                                  Market
Security                                   Cusip                  Quantity        Value
--------------------------                 --------------         -----------     ----------------
COMMON STOCK
AIRTRAN HOLDINGS INC                                                1,624,000     16,646,000.00
ALLERGAN, INC.                                    18490102             42,000      3,529,260.00
APEX MORTGAGE CAPITAL                             30564101             51,666        586,409.10
ARIBA INC.                                                             10,121         55,665.50
BOEING CORPORATION                                97023105            410,000     22,796,000.00
CISCO SYSTEMS                              17275R102                    7,108        129,365.60
DELPHI FINANCIAL GROUP, INC.                     247131105            470,508     18,114,568.53
EDISON SCHOOLS                                                        740,000     16,901,600.00
ENRON                                            293561106            723,070     35,502,737.00
FREEPORT MCMORAN COPPER & GOLD CLASS A     35671D105                    7,752         77,752.56
FREEPORT MCMORAN COPPER & GOLD CLASS B     35671D857                   82,463        911,216.15
FUELCELL ENERGY INC.                                                  177,000      4,086,930.00
I2 TECHNOLOGIES                                  465754109             96,200      1,904,760.00
INVESTORS FINANCIAL SERVICES                                        1,908,932    127,898,444.00
MCMORAN EXPLORATION CO.                          582411104             12,895        193,431.75
METROMEDIA FIBER NETWORK INC.                    591689104            468,250        955,230.00
PHYSIOMETRIX  INC.                                                     11,200         33,600.00
PROBUSINESS SERVICES                             742674104            599,367     15,913,193.85
RATIONAL SOFTWARE CORP.                    75409P202                      694         19,466.70
SEI INVESTMENTS CO.                              784117103             91,500      4,337,100.00
SELETICA INC                                                           14,852         63,566.56
SIEBEL SYSTEMS INC.                              826170102             84,800      3,977,120.00
STRATUS PROPERTIES                               863167102             92,755      1,020,305.00
SUN MICROSYSTEMS                                 866810104              1,337         21,017.64
SUPERGEN INC.                                                           8,000        117,840.00
SYNTROLEUM CORPORATION                                              1,137,600     10,340,784.00
TIFFANY                                          886547108             50,000      1,811,000.00
                                                                              ------------------
                                                                                 287,944,363.94
                                                                              ------------------


LIMITED PARTNERSHIP DISTRIBUTIONS
COMPUGEN                                                              122,825        540,430.00


CONVERTIBLE BONDS
ASIA PULP & PAPER                          00202paa8                  185,000      1,850,000.00
COMPANY CONVERTIBLE
BOND 144A 3.5%


BNDES ex ERJ, 6.5%                         059614ag2               15,000,000     15,431,250.00
June/Dec  - Call


6.500% Due 06-15-06
                                                                              ------------------
                                                                                  17,281,250.00
                                                                              ------------------


CANADIAN COMMON STOCK
ANDERSON EXPLOR LTD                                                   534,000     10,809,061.98
BONAVISTA PETROLEUM LTD                                                43,700        828,284.63
Canadian Hunter Expl                             136046109            356,800      8,718,521.46
Ipsco Inc.                                       462622101              4,800         72,909.71
PARAMOUNT RESOURCES LTD                                                55,700        548,097.39
Pancanadian Petroleum                                                  82,500      2,533,513.21
RIO ALTO EXPLORATION, LTD                                             116,600      2,021,362.15
West Jet                                                               15,000        241,216.21
                                                                              ------------------
                                                                                  25,772,966.74
                                                                              ------------------


MEXICAN COMMON STOCK
CORPORACION GEO S.A.                                                  802,200        656,595.51
JUGOS DEL VALLE S.A.- SER B                                         1,074,265        671,341.36
                                                                              ------------------
                                                                                   1,327,936.87
                                                                              ------------------


RESTRICTED COMMON STOCK
INKTOMI CORP                                                              662          6,348.58
SELECTICA 144K                                                          2,902         12,420.56
                                                                              ------------------
                                                                                      18,769.14
                                                                              ------------------



                                                                              ------------------
TOTAL PORTFOLIO                                                                  332,885,716.69
                                                                              ==================